Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule Of Inventory, Current [Table Text Block]
	2012	2011
Lubricants	471	1,468
Bunkers	-	1,044
Total	471	2,512